Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 T	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Number of states reporting raw forest product prices	11
Master stumpage price premium per ton	0.10
Leased timberlands (acres)	42,500
Operating agreement, term of extension option (years)	1 year
Operating agreement, notice of termination option (days)	120 days
Timber Sales Revenue | Customer Contracts
Commitments and Contingencies
Concentration Risk, Percentage	54.00%	58.00%	61.00%
Minimum timber reserved for purchase by MedWestvaco per agreement	600,000
Timberland | Long-Term Operating Lease
Commitments and Contingencies
Quarterly rental payments on leased timberlands (dollars per acre)	3.1
Adjusted annual rental payment on leased timberlands (dollars per acre)	21.00
2013	$ 875,946
2014	785,616
2015	671,003
2016	671,003
2017	671,003
Thereafter	2,872,349
Total remaining lease payments	6,546,920
Timberlands | Long-Term Operating Lease
Commitments and Contingencies
Leased timberlands (acres)	21,500
Viscardi and Renalco | 2010 German Offering
Commitments and Contingencies
Annual account maintenance fee (per share purchased)			$ 0.05
Annual account maintenance fees incurred	$ 17,600	$ 17,500